Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Feb. 08, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party					$ 78,925
Working capital loans warrant
Related Party Transaction [Line Items]
Common shares, shares outstanding		0		0	0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 300,000
Outstanding balance of related party note		$ 0		$ 0	$ 0
Repayment of promissory note - related party	$ 78,925
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month				10,000	10,000
Administrative Support Agreement | ARC Group Ltd
Related Party Transaction [Line Items]
Expenses incurred and paid		$ 30,000	$ 20,000	60,000	80,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Upto Consummation				$ 1,500,000	$ 1,500,000
Sale of Stock, Price Per Share		$ 10.00		$ 10.00	$ 10.00
Related Party Loans | Over-allotment option
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share		$ 0.10		$ 0.10	$ 0.10
Deposit held in Trust Account				$ 1,150,000	$ 1,150,000
Business Combination, Total Payments				$ 2,300,000	$ 2,300,000